UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

AAM/Bahl & Gaynor Income Growth Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.5%
	COMMUNICATIONS — 1.5%
460,030	Comcast Corp., Class A	$20,738,152
	CONSUMER DISCRETIONARY — 10.4%
64,955	Darden Restaurants, Inc.	7,678,980
225,126	Home Depot, Inc.	52,233,734
227,087	McDonald's Corp.	48,757,850
414,056	Starbucks Corp.	36,610,832
		145,281,396
	CONSUMER STAPLES — 6.9%
193,863	Coca-Cola Co.	10,553,902
520,864	Mondelez International, Inc., Class A	28,814,196
306,647	PepsiCo, Inc.	42,041,304
184,242	Sysco Corp.	14,628,815
		96,038,217
	ENERGY — 6.4%
254,632	Chevron Corp.	30,199,355
186,544	Exxon Mobil Corp.	13,171,872
91,593	ONEOK, Inc.	6,749,488
123,669	Phillips 66	12,663,706
161,722	Valero Energy Corp.	13,785,183
540,532	Williams Cos., Inc.	13,005,200
		89,574,804
	FINANCIALS — 15.2%
908,576	BB&T Corp.	48,490,701
66,035	BlackRock, Inc.	29,427,838
497,945	JPMorgan Chase & Co.	58,603,147
267,827	Marsh & McLennan Cos., Inc.	26,796,091
115,233	PNC Financial Services Group, Inc.	16,151,057
446,125	U.S. Bancorp	24,688,558
177,250	Wells Fargo & Co.	8,940,490
		213,097,882
	HEALTH CARE — 10.6%
340,310	Abbott Laboratories	28,473,738
65,628	Amgen, Inc.	12,699,674
106,289	Eli Lilly & Co.	11,886,299
274,387	Johnson & Johnson	35,500,190
282,865	Medtronic PLC[1]	30,724,796
795,845	Pfizer, Inc.	28,594,711
		147,879,408

AAM/Bahl & Gaynor Income Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS — 7.9%
262,258	Honeywell International, Inc.	$44,374,054
122,011	Illinois Tool Works, Inc.	19,093,501
121,508	Lockheed Martin Corp.	47,395,410
		110,862,965
	MATERIALS — 3.8%
161,715	Air Products & Chemicals, Inc.	35,878,090
192,810	LyondellBasell Industries NV, Class A1	17,250,711
		53,128,801
	REAL ESTATE — 6.7%
286,006	Crown Castle International Corp. - REIT	39,757,694
95,996	Prologis, Inc. - REIT	8,180,779
288,826	Realty Income Corp. - REIT	22,147,178
156,422	Simon Property Group, Inc. - REIT	24,347,084
		94,432,735
	TECHNOLOGY — 17.6%
119,644	Automatic Data Processing, Inc.	19,312,934
52,390	Broadcom, Inc.	14,463,307
1,016,528	Cisco Systems, Inc.	50,226,649
453,081	HP, Inc.	8,572,293
212,922	Maxim Integrated Products, Inc.	12,330,313
388,430	Microsoft Corp.	54,003,423
469,569	Paychex, Inc.	38,866,226
383,122	Texas Instruments, Inc.	49,514,687
		247,289,832
	UTILITIES — 9.5%
53,676	Eversource Energy	4,587,688
277,035	NextEra Energy, Inc.	64,546,385
210,497	Sempra Energy	31,071,462
349,884	WEC Energy Group, Inc.	33,273,968
		133,479,503
	TOTAL COMMON STOCKS
	(Cost $1,116,867,504)	1,351,803,695
	SHORT-TERM INVESTMENTS — 3.3%
46,020,344	Federated Treasury Obligations Fund - Institutional Class 1.82%[2]	46,020,344
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $46,020,344)	46,020,344

AAM/Bahl & Gaynor Income Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	TOTAL INVESTMENTS — 99.8%
	(Cost $1,162,887,848)	$1,397,824,039
	Other Assets in Excess of Liabilities — 0.2%	2,793,571
	TOTAL NET ASSETS — 100.0%	$1,400,617,610

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

AAM/Bahl & Gaynor Income Growth Fund

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2019 (Unaudited)

Note 1 – Organization

AAM/Bahl & Gaynor Income Growth Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is current and growing income, secondarily downside protection and thirdly long-term capital appreciation. The Fund currently offers four classes of shares: Class A, Class C, Class T and Class I. The Fund’s Class A and Class I shares commenced operations on July 5, 2012. The Fund’s Class C shares commenced operations on January 31, 2013. Class T shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM/Bahl & Gaynor Income Growth Fund

NOTES TO SCHEDULES OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

Note 3 – Federal Income Taxes

At September 30, 2019, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$1,164,006,967

Gross unrealized appreciation	$250,813,645
Gross unrealized depreciation	(16,996,573)

Net unrealized appreciation on investments	$233,817,072

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

AAM/Bahl & Gaynor Income Growth Fund

NOTES TO SCHEDULES OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$1,351,803,695	$-	$-	$1,351,803,695
Short-Term Investments	46,020,344	-	-	46,020,344
Total Investments	$1,397,824,039	$-	$-	$1,397,824,039

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/19